Consolidated statements of comprehensive income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net earnings	$ 2,926	$ 2,892
Items that will be subsequently reclassified to net earnings
Net change in value of derivatives designated as cash flow hedges, net of income taxes of $118 million and ($23) million for 2022 and 2021, respectively	(321)	63
Items that will not be reclassified to net earnings
Actuarial gains on post-employment benefit plans, net of income taxes of ($151) million and ($653) million for 2022 and 2021, respectively	415	1,780
Net change in value of publicly-traded and privately-held investments, net of income taxes of ($19) million and nil for 2022 and 2021, respectively	30	24
Net change in value of derivatives designated as cash flow hedges, net of income taxes of ($21) million and ($1) million for 2022 and 2021, respectively	58	4
Other comprehensive income	182	1,871
Total comprehensive income	3,108	4,763
Total comprehensive income attributable to:
Common shareholders	2,891	4,578
Preferred shareholders	152	131
Non-controlling interest	65	54
Total comprehensive income	$ 3,108	$ 4,763